UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15 (d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
November 1, 2011 to November 30, 2011

Commission File Number of issuing entity: 333-167044-1

Ally Master Owner Trust
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-167044

Ally Wholesale Enterprises LLC
(Exact name of depositor as specified in its charter)

Ally Bank
(Exact name of sponsor as specified in its charter)

DELAWARE	27-6449246
(State or other jurisdiction of incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

Ally Wholesale Enterprises LLC 200 Renaissance Center, Detroit, Michigan	48265
(Address of principal executive offices of the issuing entity)	(Zip Code)

(313) 656-5500
(Telephone number, including area code)

Registered / reporting pursuant to (Check One)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange
(If Section 12(b))
Series 2010-4 Floating Rate Asset Backed Notes, Class A			X

Series 2011-1 Floating Rate Asset Backed Notes, Class A-1			X

Series 2011-1 Fixed Rate Asset Backed Notes, Class A-2			X

Series 2011-3 Floating Rate Asset Backed Notes, Class A-1			X

Series 2011-3 Fixed Rate Asset Backed Notes, Class A-2			X

Series 2011-4 Floating Rate Asset Backed Notes, Class A-1			X

Series 2011-4 Fixed Rate Asset Backed Notes, Class A-2			X

Series 2011-5 Floating Rate Asset Backed Notes, Class A			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X  No __

TABLE OF CONTENTS

PART I — DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information
PART II — OTHER INFORMATION
Item 2. Legal Proceedings
Item 3. Sales of Securities and Use of Proceeds
Item 4. Defaults Upon Senior Securities
Item 5. Submission of Matters to a Vote of Security Holders
Item 6. Significant Obligors of Pool Assets
Item 7. Significant Enhancement Provider Information
Item 8. Other Information
Item 9. Exhibits

Signature
EXHIBIT INDEX
Monthly Servicing Report for the Period from November 1, 2011 to November 30, 2011

PART I — DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information
Distribution and pool performance information of the issuing entity is set forth in the attached monthly servicing report.

PART II — OTHER INFORMATION

Item 2. Legal Proceedings
None.

Item 3. Sales of Securities and Use of Proceeds
None.

Item 4. Defaults Upon Senior Securities
None.

Item 5. Submission of Matters to a Vote of Security Holders
None.

Item 6. Significant Obligors of Pool Assets
None.

Item 7. Significant Enhancement Provider Information
None.

Item 8. Other Information
None.

Item 9. Exhibits

EXHIBIT NO.	DESCRIPTION

99	Monthly Servicing Report for the Period from November 1, 2011 to November 30, 2011.

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934, the Registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Ally Master Owner Trust
(Issuing Entity)

by: Ally Financial Inc.
(Servicer, not in its individual capacity but solely as Servicer on behalf of the Issuing Entity)

/s/ David J. DeBrunner
David J. DeBrunner Vice President, Controller And Chief Accounting Officer

December 28, 2011

EXHIBIT INDEX

EXHIBIT NUMBER	DESCRIPTION

99	Monthly Servicing Report for the Period from November 1, 2011 to November 30, 2011.